Putnam High Yield Fund
The fund's portfolio
2/29/20 (Unaudited)

CORPORATE BONDS AND NOTES (88.9%)(a)
		Principal amount	Value
Advertising and marketing services (0.6%)
Clear Channel Outdoor Holdings, Inc. 144A company guaranty sr. notes 5.125%, 8/15/27		$1,500,000	$1,504,080
Clear Channel Worldwide Holdings, Inc. 144A company guaranty sr. unsec. notes 9.25%, 2/15/24		1,374,000	1,461,015
Outfront Media Capital, LLC/ Outfront Media Capital Corp. 144A sr. unsec. bonds 4.625%, 3/15/30		671,000	672,872
Outfront Media Capital, LLC/Outfront Media Capital Corp. company guaranty sr. unsec. sub. notes 5.625%, 2/15/24		1,209,000	1,225,624
Terrier Media Buyer, Inc. 144A company guaranty sr. unsec. notes 8.875%, 12/15/27		3,395,000	3,369,538

			8,233,129
Automotive (0.4%)
Navistar International Corp. 144A sr. unsec. notes 6.625%, 11/1/25		5,025,000	5,205,046

			5,205,046
Broadcasting (3.2%)
Diamond Sports Group, LLC/Diamond Sports Finance Co. 144A sr. notes 5.375%, 8/15/26		4,059,000	3,742,479
Diamond Sports Group, LLC/Diamond Sports Finance Co. 144A sr. unsec. notes 6.625%, 8/15/27		4,527,000	3,651,705
Entercom Media Corp. 144A company guaranty notes 6.50%, 5/1/27		2,605,000	2,722,225
Entercom Media Corp. 144A company guaranty sr. unsec. notes 7.25%, 11/1/24		2,684,000	2,814,845
Gray Television, Inc. 144A sr. unsec. notes 7.00%, 5/15/27		3,852,000	4,160,160
iHeartCommunications, Inc. company guaranty sr. unsec. notes 8.375%, 5/1/27		4,345,667	4,719,177
Nexstar Broadcasting, Inc. 144A company guaranty sr. unsec. notes 5.625%, 8/1/24		3,446,000	3,544,211
Nexstar Escrow, Inc. 144A sr. unsec. notes 5.625%, 7/15/27		3,070,000	3,177,604
Sinclair Television Group, Inc. 144A company guaranty sr. unsec. bonds 5.50%, 3/1/30		2,205,000	2,191,329
Sirius XM Radio, Inc. 144A sr. unsec. bonds 5.50%, 7/1/29		2,320,000	2,487,504
Sirius XM Radio, Inc. 144A sr. unsec. bonds 5.00%, 8/1/27		4,868,000	5,074,890
Townsquare Media, Inc. 144A company guaranty sr. unsec. notes 6.50%, 4/1/23		1,420,000	1,434,200
Univision Communications, Inc. 144A company guaranty sr. sub. notes 5.125%, 2/15/25		1,754,000	1,654,934

			41,375,263
Building materials (1.5%)
American Builders & Contractors Supply Co., Inc. 144A company guaranty sr. unsec. notes 5.875%, 5/15/26		711,000	736,169
American Builders & Contractors Supply Co., Inc. 144A sr. notes 4.00%, 1/15/28		2,395,000	2,338,119
Installed Building Products, Inc. 144A company guaranty sr. unsec. notes 5.75%, 2/1/28		455,000	488,581
Jeld-Wen, Inc. 144A company guaranty sr. unsec. notes 4.875%, 12/15/27		1,600,000	1,654,888
Jeld-Wen, Inc. 144A company guaranty sr. unsec. notes 4.625%, 12/15/25		1,004,000	1,011,530
Masonite International Corp. 144A company guaranty sr. unsec. notes 5.375%, 2/1/28		860,000	902,484
NCI Building Systems, Inc. 144A company guaranty sr. unsec. sub. notes 8.00%, 4/15/26		2,614,000	2,587,860
Standard Industries, Inc. 144A sr. unsec. notes 6.00%, 10/15/25		1,760,000	1,839,200
Standard Industries, Inc. 144A sr. unsec. notes 5.375%, 11/15/24		2,275,000	2,303,665
Standard Industries, Inc. 144A sr. unsec. notes 5.00%, 2/15/27		2,185,000	2,243,132
Standard Industries, Inc. 144A sr. unsec. notes 4.75%, 1/15/28		230,000	236,325
Werner FinCo LP/Werner FinCo, Inc. 144A company guaranty sr. unsec. notes 8.75%, 7/15/25		3,565,000	3,368,925

			19,710,878
Cable television (5.0%)
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A company guaranty sr. unsec. bonds 5.50%, 5/1/26		3,125,000	3,242,500
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. bonds 5.375%, 6/1/29		14,656,000	15,604,243
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. bonds 4.75%, 3/1/30		1,890,000	1,943,156
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. notes 5.75%, 2/15/26		4,259,000	4,428,082
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. notes 5.00%, 2/1/28		2,680,000	2,787,200
CSC Holdings, LLC sr. unsec. unsub. bonds 5.25%, 6/1/24		5,465,000	5,902,200
CSC Holdings, LLC sr. unsec. unsub. notes 6.75%, 11/15/21		1,050,000	1,113,000
CSC Holdings, LLC 144A company guaranty sr. unsec. notes 5.375%, 2/1/28		1,200,000	1,248,396
CSC Holdings, LLC 144A sr. unsec. bonds 5.75%, 1/15/30		1,870,000	1,977,525
CSC Holdings, LLC 144A sr. unsec. notes 7.75%, 7/15/25		1,830,000	1,926,075
CSC Holdings, LLC 144A sr. unsec. unsub. notes 10.875%, 10/15/25		1,924,000	2,111,013
CSC Holdings, LLC 144A sr. unsec. unsub. notes 7.50%, 4/1/28		3,050,000	3,424,708
DISH DBS Corp. company guaranty sr. unsec. unsub. notes 5.875%, 11/15/24		6,965,000	7,144,209
Quebecor Media, Inc. sr. unsec. unsub. notes 5.75%, 1/15/23 (Canada)		715,000	761,475
Videotron, Ltd. company guaranty sr. unsec. unsub. notes 5.00%, 7/15/22 (Canada)		2,728,000	2,823,480
Videotron, Ltd./Videotron Ltee. 144A sr. unsec. notes 5.125%, 4/15/27 (Canada)		2,400,000	2,516,892
Virgin Media Finance PLC 144A company guaranty sr. unsec. unsub. notes 5.75%, 1/15/25 (United Kingdom)		2,501,000	2,544,768
Ziggo Bond Co. BV 144A sr. unsec. notes 6.00%, 1/15/27 (Netherlands)		2,215,000	2,334,056
Ziggo BV 144A company guaranty sr. notes 5.50%, 1/15/27 (Netherlands)		1,245,000	1,282,400

			65,115,378
Capital goods (8.4%)
Allison Transmission, Inc. 144A company guaranty sr. unsec. notes 4.75%, 10/1/27		3,606,000	3,696,150
Amsted Industries, Inc. 144A company guaranty sr. unsec. sub. notes 5.625%, 7/1/27		1,630,000	1,727,800
Amsted Industries, Inc. 144A sr. unsec. bonds 4.625%, 5/15/30		2,215,000	2,226,917
ARD Finance SA 144A sr. notes Ser. REGS, 6.50%, 6/30/27 (Luxembourg)(PIK)		5,170,000	5,202,571
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. 144A company guaranty sr. sub. notes 4.125%, 8/15/26 (Ireland)		2,295,000	2,286,398
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. 144A company guaranty sr. unsec. notes 6.00%, 2/15/25 (Ireland)		855,000	891,338
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. 144A company guaranty sr. unsec. notes 5.25%, 8/15/27 (Ireland)		2,295,000	2,332,409
ATS Automation Tooling Systems, Inc. 144A sr. unsec. notes 6.50%, 6/15/23 (Canada)		2,985,000	3,057,038
Berry Global Escrow Corp. 144A notes 5.625%, 7/15/27		1,090,000	1,133,546
Berry Global, Inc. 144A notes 4.50%, 2/15/26		805,000	792,925
Bombardier, Inc. 144A sr. unsec. notes 7.875%, 4/15/27 (Canada)		2,846,000	2,824,655
Bombardier, Inc. 144A sr. unsec. notes 7.50%, 12/1/24 (Canada)		1,650,000	1,666,500
Clean Harbors, Inc. 144A sr. unsec. bonds 5.125%, 7/15/29		860,000	921,275
Clean Harbors, Inc. 144A sr. unsec. notes 4.875%, 7/15/27		1,515,000	1,582,721
Crown Americas, LLC/Crown Americas Capital Corp. VI company guaranty sr. unsec. notes 4.75%, 2/1/26		2,590,000	2,670,938
Crown Cork & Seal Co., Inc. company guaranty sr. unsec. bonds 7.375%, 12/15/26		3,587,000	4,205,758
GFL Environmental, Inc. 144A sr. notes 5.125%, 12/15/26 (Canada)		2,215,000	2,292,525
GFL Environmental, Inc. 144A sr. unsec. notes 8.50%, 5/1/27 (Canada)		2,335,000	2,528,572
GFL Environmental, Inc. 144A sr. unsec. notes 7.00%, 6/1/26 (Canada)		7,830,000	8,231,288
Great Lakes Dredge & Dock Corp. company guaranty sr. unsec. notes 8.00%, 5/15/22		3,845,000	4,022,255
Husky III Holding, Ltd. 144A sr. unsec. notes 13.00%, 2/15/25 (Canada)(PIK)		2,940,000	2,851,800
Moog, Inc. 144A company guaranty sr. unsec. notes 4.25%, 12/15/27		905,000	920,838
Panther BF Aggregator 2 LP/Panther Finance Co., Inc. 144A company guaranty sr. notes 6.25%, 5/15/26		1,285,000	1,319,952
Panther BF Aggregator 2 LP/Panther Finance Co., Inc. 144A company guaranty sr. unsec. notes 8.50%, 5/15/27		2,230,000	2,266,349
Park-Ohio Industries, Inc. company guaranty sr. unsec. notes 6.625%, 4/15/27		3,385,000	3,434,353
RBS Global, Inc./Rexnord, LLC 144A sr. unsec. notes 4.875%, 12/15/25		3,935,000	3,974,862
Staples, Inc. 144A sr. notes 7.50%, 4/15/26		5,865,000	5,843,018
Staples, Inc. 144A sr. unsec. notes 10.75%, 4/15/27		3,180,000	3,043,896
Stevens Holding Co, Inc. 144A company guaranty sr. unsec. notes 6.125%, 10/1/26		4,587,000	4,972,744
Tennant Co. company guaranty sr. unsec. unsub. notes 5.625%, 5/1/25		2,399,000	2,494,960
Titan Acquisition, Ltd./Titan Co-Borrower, LLC 144A sr. unsec. notes 7.75%, 4/15/26 (Canada)		1,786,000	1,701,799
TransDigm, Inc. company guaranty sr. unsec. sub. notes 6.50%, 5/15/25		808,000	834,018
TransDigm, Inc. company guaranty sr. unsec. sub. notes 6.375%, 6/15/26		2,633,000	2,705,539
TransDigm, Inc. 144A company guaranty sr. notes 6.25%, 3/15/26		5,228,000	5,535,155
TransDigm, Inc. 144A company guaranty sr. unsec. sub. notes 5.50%, 11/15/27		3,370,000	3,365,788
Trivium Packaging Finance BV 144A company guaranty sr. notes 5.50%, 8/15/26 (Netherlands)		1,660,000	1,720,178
Trivium Packaging Finance BV 144A company guaranty sr. unsec. notes 8.50%, 8/15/27 (Netherlands)		1,465,000	1,549,853
Vertiv Group Corp. 144A sr. unsec. notes 9.25%, 10/15/24		1,298,000	1,388,055
Vertiv Intermediate Holding Corp. 144A sr. unsec. notes 12.00%, 2/15/22(PIK)		1,575,000	1,622,250
Waste Pro USA, Inc. 144A sr. unsec. notes 5.50%, 2/15/26		4,478,000	4,367,640

			110,206,626
Chemicals (4.6%)
Alpha 2 BV 144A sr. unsec. notes 8.75%, 6/1/23 (Netherlands)(PIK)		2,475,000	2,481,188
Atotech Alpha 3 BV/Alpha US Bidco, Inc. 144A company guaranty sr. unsec. notes 6.25%, 2/1/25 (Netherlands)		2,865,000	2,933,044
Axalta Coating Systems, LLC 144A company guaranty sr. unsec. unsub. notes 4.875%, 8/15/24		3,280,000	3,323,198
CF Industries, Inc. company guaranty sr. unsec. bonds 4.95%, 6/1/43		4,085,000	4,333,368
CF Industries, Inc. company guaranty sr. unsec. notes 3.45%, 6/1/23		1,000,000	1,012,520
Chemours Co. (The) company guaranty sr. unsec. notes 5.375%, 5/15/27		739,000	633,840
Chemours Co. (The) company guaranty sr. unsec. unsub. notes 7.00%, 5/15/25		1,441,000	1,343,733
Compass Minerals International, Inc. 144A company guaranty sr. unsec. notes 6.75%, 12/1/27		3,350,000	3,551,000
Compass Minerals International, Inc. 144A company guaranty sr. unsec. notes 4.875%, 7/15/24		1,237,000	1,246,278
GCP Applied Technologies, Inc. 144A sr. unsec. notes 5.50%, 4/15/26		5,131,000	5,336,240
Huntsman International, LLC company guaranty sr. unsec. notes 5.125%, 11/15/22		700,000	752,145
Ingevity Corp. 144A sr. unsec. notes 4.50%, 2/1/26		3,094,000	3,045,440
Kraton Polymers, LLC/Kraton Polymers Capital Corp. 144A company guaranty sr. unsec. notes 7.00%, 4/15/25		2,272,000	2,158,400
OCI NV 144A company guaranty sr. notes 5.25%, 11/1/24 (Netherlands)		910,000	928,200
PQ Corp. 144A company guaranty sr. unsec. notes 5.75%, 12/15/25		2,930,000	3,014,238
Starfruit Finco BV/Starfruit US Holdco, LLC 144A sr. unsec. notes 8.00%, 10/1/26 (Netherlands)		4,605,000	4,558,950
Starfruit Finco BV/Starfruit US Holdco, LLC 144A sr. unsec. notes Ser. REGS, 6.50%, 10/1/26 (Netherlands)	EUR	500,000	558,795
Syngenta Finance NV 144A company guaranty sr. unsec. unsub. notes 5.182%, 4/24/28 (Switzerland)		$2,745,000	3,147,847
Syngenta Finance NV 144A company guaranty sr. unsec. unsub. notes 4.892%, 4/24/25 (Switzerland)		2,745,000	3,038,696
Tronox Finance PLC 144A company guaranty sr. unsec. notes 5.75%, 10/1/25 (United Kingdom)		1,980,000	1,871,496
Tronox, Inc. 144A company guaranty sr. unsec. notes 6.50%, 4/15/26		785,000	753,561
Univar Solutions USA, Inc. 144A company guaranty sr. unsec. notes 5.125%, 12/1/27		4,530,000	4,576,206
Valvoline, Inc. 144A company guaranty sr. unsec. unsub. notes 4.25%, 2/15/30		1,460,000	1,439,925
WR Grace & Co.- Conn. 144A company guaranty sr. unsec. notes 5.625%, 10/1/24		3,802,000	4,201,210

			60,239,518
Commercial and consumer services (2.3%)
Carriage Services, Inc. 144A sr. unsec. notes 6.625%, 6/1/26		3,360,000	3,528,000
Garda World Security Corp. 144A sr. notes 4.625%, 2/15/27 (Canada)		450,000	444,375
Gartner, Inc. 144A company guaranty sr. unsec. notes 5.125%, 4/1/25		3,095,000	3,195,897
GW B-CR Security Corp. 144A sr. unsec. notes 9.50%, 11/1/27 (Canada)		3,507,000	3,708,653
IHS Markit, Ltd. sr. unsec. sub. bonds 4.75%, 8/1/28 (United Kingdom)		1,145,000	1,333,925
IHS Markit, Ltd. 144A company guaranty notes 4.75%, 2/15/25 (United Kingdom)		3,738,000	4,158,476
IHS Markit, Ltd. 144A company guaranty sr. unsec. notes 4.00%, 3/1/26 (United Kingdom)		675,000	739,125
Iron Mountain, Inc. 144A company guaranty sr. unsec. bonds 5.25%, 3/15/28(R)		2,503,000	2,591,356
Iron Mountain, Inc. 144A company guaranty sr. unsec. notes 4.875%, 9/15/27(R)		3,471,000	3,514,388
Prime Security Services Borrower, LLC/Prime Finance, Inc. 144A notes 6.25%, 1/15/28		2,245,000	2,163,058
Refinitiv US Holdings, Inc. 144A company guaranty sr. notes 6.25%, 5/15/26		876,000	940,342
Sabre GLBL, Inc. 144A company guaranty sr. notes 5.375%, 4/15/23		3,448,000	3,448,000

			29,765,595
Construction (2.1%)
Beacon Roofing Supply, Inc. 144A company guaranty sr. notes 4.50%, 11/15/26		1,540,000	1,528,450
Beacon Roofing Supply, Inc. 144A company guaranty sr. unsec. notes 4.875%, 11/1/25		2,879,000	2,777,371
BMC East, LLC 144A company guaranty sr. notes 5.50%, 10/1/24		3,470,000	3,574,100
Builders FirstSource, Inc. 144A company guaranty sr. unsec. notes 5.00%, 3/1/30		895,000	895,430
Builders FirstSource, Inc. 144A sr. notes 6.75%, 6/1/27		1,498,000	1,614,095
Cemex Finance, LLC 144A company guaranty sr. notes 6.00%, 4/1/24 (Mexico)		2,171,000	2,198,159
Cemex SAB de CV 144A company guaranty sr. notes 6.125%, 5/5/25 (Mexico)		850,000	860,634
Cemex SAB de CV 144A company guaranty sr. notes 5.45%, 11/19/29 (Mexico)		1,605,000	1,636,940
Cemex SAB de CV 144A company guaranty sr. sub. notes 5.70%, 1/11/25 (Mexico)		1,215,000	1,228,669
CPG Merger Sub, LLC 144A company guaranty sr. unsec. notes 8.00%, 10/1/21		1,714,000	1,718,285
James Hardie International Finance DAC 144A sr. unsec. bonds 5.00%, 1/15/28 (Ireland)		2,260,000	2,356,050
Resideo Funding, Inc. 144A company guaranty sr. unsec. notes 6.125%, 11/1/26		1,540,000	1,505,350
TopBuild Corp. 144A company guaranty sr. unsec. notes 5.625%, 5/1/26		2,893,000	3,008,720
U.S. Concrete, Inc. company guaranty sr. unsec. unsub. notes 6.375%, 6/1/24		2,739,000	2,787,206

			27,689,459
Consumer (0.5%)
Scotts Miracle-Gro, Co. (The) company guaranty sr. unsec. notes 4.50%, 10/15/29		3,787,000	3,919,545
Spectrum Brands, Inc. company guaranty sr. unsec. unsub. notes 6.125%, 12/15/24		2,020,000	2,073,873
Spectrum Brands, Inc. 144A company guaranty sr. unsec. bonds 5.00%, 10/1/29		1,075,000	1,110,077

			7,103,495
Consumer staples (6.5%)
1011778 BC ULC/New Red Finance, Inc. 144A company guaranty notes 5.00%, 10/15/25 (Canada)		3,745,000	3,805,856
1011778 BC ULC/New Red Finance, Inc. 144A company guaranty notes 4.375%, 1/15/28 (Canada)		1,548,000	1,540,260
1011778 BC ULC/New Red Finance, Inc. 144A company guaranty sr. notes 3.875%, 1/15/28 (Canada)		3,205,000	3,184,969
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons, LLC 144A company guaranty sr. unsec. notes 4.875%, 2/15/30		675,000	675,000
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons, LLC 144A company guaranty sr. unsec. notes 4.625%, 1/15/27		2,745,000	2,700,531
Albertsons Cos., LLC/Safeway, Inc./New Albertsons LP/Albertson's, LLC 144A company guaranty sr. unsec. notes 7.50%, 3/15/26		2,010,000	2,233,617
Ascend Learning, LLC 144A sr. unsec. notes 6.875%, 8/1/25		3,352,000	3,466,538
Ashtead Capital, Inc. 144A bonds 4.25%, 11/1/29		2,320,000	2,404,538
Ashtead Capital, Inc. 144A notes 4.375%, 8/15/27		710,000	735,935
Brand Energy & Infrastructure Services, Inc. 144A sr. unsec. notes 8.50%, 7/15/25		3,250,000	3,148,438
Energizer Holdings, Inc. 144A company guaranty sr. unsec. notes 7.75%, 1/15/27		200,000	217,000
Energizer Holdings, Inc. 144A company guaranty sr. unsec. sub. notes 6.375%, 7/15/26		815,000	845,400
Fresh Market, Inc. (The) 144A company guaranty sr. notes 9.75%, 5/1/23		2,557,000	1,184,019
Go Daddy Operating Co, LLC/GD Finance Co., Inc. 144A company guaranty sr. unsec. notes 5.25%, 12/1/27		1,075,000	1,118,000
Golden Nugget, Inc. 144A company guaranty sr. unsec. sub. notes 8.75%, 10/1/25		2,790,000	2,801,746
Golden Nugget, Inc. 144A sr. unsec. notes 6.75%, 10/15/24		4,185,000	4,110,507
Itron, Inc. 144A company guaranty sr. unsec. notes 5.00%, 1/15/26		3,362,000	3,460,523
KFC Holding Co./Pizza Hut Holdings, LLC/Taco Bell of America, LLC 144A company guaranty sr. unsec. notes 5.25%, 6/1/26		2,765,000	2,827,240
KFC Holding Co./Pizza Hut Holdings, LLC/Taco Bell of America, LLC 144A company guaranty sr. unsec. notes 5.00%, 6/1/24		2,765,000	2,786,788
KFC Holding Co./Pizza Hut Holdings, LLC/Taco Bell of America, LLC 144A company guaranty sr. unsec. notes 4.75%, 6/1/27		1,780,000	1,820,050
Kraft Heinz Co. (The) company guaranty sr. unsec. notes 5.00%, 7/15/35		3,135,000	3,329,351
Kraft Heinz Co. (The) company guaranty sr. unsec. notes 3.00%, 6/1/26		3,410,000	3,405,270
Kraft Heinz Co. (The) 144A company guaranty sr. unsec. sub. notes 3.75%, 4/1/30		1,350,000	1,375,776
Lamb Weston Holdings, Inc. 144A company guaranty sr. unsec. unsub. notes 4.875%, 11/1/26		3,385,000	3,512,107
Lamb Weston Holdings, Inc. 144A company guaranty sr. unsec. unsub. notes 4.625%, 11/1/24		861,000	895,457
Match Group, Inc. 144A sr. unsec. bonds 5.00%, 12/15/27		6,775,000	7,012,125
Netflix, Inc. sr. unsec. notes 4.875%, 4/15/28		2,520,000	2,652,829
Netflix, Inc. sr. unsec. notes 6.375%, 5/15/29		1,130,000	1,293,963
Netflix, Inc. sr. unsec. unsub. notes 5.875%, 11/15/28		3,145,000	3,535,924
Netflix, Inc. 144A sr. unsec. bonds 5.375%, 11/15/29		1,165,000	1,266,588
Netflix, Inc. 144A sr. unsec. bonds 4.875%, 6/15/30		665,000	700,777
Newell Brands, Inc. sr. unsec. unsub. notes 4.20%, 4/1/26		3,430,000	3,580,627
Party City Holdings, Inc. 144A company guaranty sr. unsec. notes 6.125%, 8/15/23		1,220,000	972,950
Prestige Brands, Inc. 144A company guaranty sr. unsec. notes 5.125%, 1/15/28		440,000	459,800
Rite Aid Corp. 144A company guaranty sr. unsec. sub. notes 7.50%, 7/1/25		1,473,000	1,469,318
Rite Aid Corp. 144A company guaranty sr. unsec. unsub. notes 6.125%, 4/1/23		2,537,000	2,324,526
United Rentals North America, Inc. company guaranty notes 3.875%, 11/15/27		825,000	832,219
Yum! Brands, Inc. 144A sr. unsec. bonds 4.75%, 1/15/30		1,080,000	1,120,619

			84,807,181
Energy (7.9%)
Aker BP ASA 144A sr. unsec. notes 5.875%, 3/31/25 (Norway)		2,830,000	2,972,977
Aker BP ASA 144A sr. unsec. notes 3.75%, 1/15/30 (Norway)		2,370,000	2,412,669
Antero Resources Corp. company guaranty sr. unsec. sub. notes 5.375%, 11/1/21		1,919,000	1,604,975
Antero Resources Corp. company guaranty sr. unsec. sub. notes 5.125%, 12/1/22		2,069,000	1,282,780
Apergy Corp. company guaranty sr. unsec. notes 6.375%, 5/1/26		2,492,000	2,600,664
Ascent Resources Utica Holdings, LLC/ARU Finance Corp. 144A sr. unsec. notes 10.00%, 4/1/22		2,547,000	2,170,604
Baytex Energy Corp. 144A company guaranty sr. unsec. sub. notes 5.625%, 6/1/24 (Canada)		1,100,000	990,000
California Resources Corp. 144A company guaranty notes 8.00%, 12/15/22		1,286,000	289,350
Cenovus Energy, Inc. sr. unsec. bonds 6.75%, 11/15/39 (Canada)		1,895,000	2,368,346
Cheniere Corpus Christi Holdings, LLC company guaranty sr. notes 7.00%, 6/30/24		1,400,000	1,603,773
Cheniere Corpus Christi Holdings, LLC company guaranty sr. notes 5.875%, 3/31/25		2,449,000	2,747,417
Cheniere Corpus Christi Holdings, LLC company guaranty sr. notes 5.125%, 6/30/27		3,210,000	3,580,402
Comstock Escrow Corp. company guaranty sr. unsec. sub. notes 9.75%, 8/15/26		948,000	793,950
Covey Park Energy, LLC/Covey Park Finance Corp. 144A company guaranty sr. unsec. notes 7.50%, 5/15/25		2,016,000	1,486,195
DCP Midstream Operating LP company guaranty sr. unsec. sub. notes 5.125%, 5/15/29		610,000	594,750
DCP Midstream Operating LP company guaranty sr. unsec. unsub. notes 5.375%, 7/15/25		70,000	73,326
DCP Midstream Operating LP 144A company guaranty sr. unsec. unsub. bonds 6.75%, 9/15/37		3,143,000	3,300,150
Denbury Resources, Inc. 144A company guaranty notes 9.25%, 3/31/22		195,000	156,000
Denbury Resources, Inc. 144A company guaranty notes 9.00%, 5/15/21		3,968,000	3,472,000
Diamondback Energy, Inc. company guaranty sr. unsec. notes 3.25%, 12/1/26		800,000	812,211
Diamondback Energy, Inc. company guaranty sr. unsec. unsub. notes 5.375%, 5/31/25		3,818,000	3,986,869
Endeavor Energy Resources LP/EER Finance, Inc. 144A sr. unsec. bonds 5.75%, 1/30/28		5,690,000	5,576,200
Energy Transfer Operating LP jr. unsec. sub. FRB Ser. B, 6.625%, perpetual maturity		8,210,000	7,327,425
Hess Midstream Operations LP 144A company guaranty sr. unsec. sub. notes 5.625%, 2/15/26		5,025,000	5,012,538
Hess Midstream Operations LP 144A sr. unsec. notes 5.125%, 6/15/28		2,065,000	2,013,375
Holly Energy Partners LP/Holly Energy Finance Corp. 144A company guaranty sr. unsec. notes 5.00%, 2/1/28		565,000	568,531
Indigo Natural Resources, LLC 144A sr. unsec. notes 6.875%, 2/15/26		1,403,000	1,196,058
MEG Energy Corp. 144A company guaranty sr. unsec. notes 7.00%, 3/31/24 (Canada)		322,000	305,095
MEG Energy Corp. 144A notes 6.50%, 1/15/25 (Canada)		2,867,000	2,823,995
MEG Energy Corp. 144A sr. unsec. notes 7.125%, 2/1/27 (Canada)		1,673,000	1,578,091
Nabors Industries, Inc. company guaranty sr. unsec. notes 5.75%, 2/1/25		3,859,000	2,768,833
Nabors Industries, Ltd. 144A company guaranty sr. unsec. notes 7.50%, 1/15/28		1,125,000	1,037,925
Nabors Industries, Ltd. 144A company guaranty sr. unsec. notes 7.25%, 1/15/26		1,125,000	1,026,563
Nine Energy Service, Inc. 144A sr. unsec. notes 8.75%, 11/1/23		1,085,000	862,575
Noble Holding International, Ltd. company guaranty sr. unsec. unsub. notes 7.75%, 1/15/24		1,062,000	429,229
Noble Holding International, Ltd. 144A company guaranty sr. unsec. notes 7.875%, 2/1/26		1,340,000	825,775
Oasis Petroleum, Inc. company guaranty sr. unsec. unsub. notes 6.875%, 3/15/22		1,098,000	861,930
Oasis Petroleum, Inc. 144A sr. unsec. notes 6.25%, 5/1/26		1,928,000	1,185,720
Precision Drilling Corp. 144A company guaranty sr. unsec. notes 7.125%, 1/15/26 (Canada)		3,250,000	2,999,750
Seventy Seven Energy, Inc. escrow sr. unsec. notes 6.50%, 7/15/22(F)		2,190,000	219
Seventy Seven Operating, LLC escrow company guaranty sr. unsec. unsub. notes 6.625%, 11/15/20(F)		4,230,000	423
SM Energy Co. sr. unsec. notes 6.625%, 1/15/27		990,000	767,250
SM Energy Co. sr. unsec. sub. notes 5.00%, 1/15/24		2,228,000	1,736,659
SM Energy Co. sr. unsec. unsub. notes 6.75%, 9/15/26		975,000	770,250
SM Energy Co. sr. unsec. unsub. notes 6.125%, 11/15/22		248,000	221,960
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. 144A company guaranty sr. unsec. notes 5.50%, 1/15/28		3,411,000	3,036,472
Targa Resources Partners LP/Targa Resources Partners Finance Corp. company guaranty sr. unsec. notes 6.875%, 1/15/29		705,000	760,519
Targa Resources Partners LP/Targa Resources Partners Finance Corp. company guaranty sr. unsec. notes 6.50%, 7/15/27		1,115,000	1,163,781
Targa Resources Partners LP/Targa Resources Partners Finance Corp. company guaranty sr. unsec. unsub. notes 5.00%, 1/15/28		1,000,000	987,200
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 144A sr. unsec. bonds 5.50%, 3/1/30		665,000	658,151
Transocean Pontus, Ltd. 144A company guaranty sr. notes 6.125%, 8/1/25 (Cayman Islands)		1,469,600	1,469,600
Transocean Poseidon, Ltd. 144A company guaranty sr. notes 6.875%, 2/1/27		1,692,000	1,717,718
Transocean Sentry, Ltd. 144A company guaranty sr. notes 5.375%, 5/15/23 (Cayman Islands)		1,865,000	1,804,388
Transocean, Inc. company guaranty sr. unsec. unsub. bonds 7.50%, 4/15/31		2,745,000	1,633,275
Transocean, Inc. 144A company guaranty sr. unsec. notes 8.00%, 2/1/27		1,735,000	1,440,050
Valaris PLC sr. unsec. notes 7.75%, 2/1/26 (United Kingdom)		1,090,000	430,496
Valaris PLC sr. unsec. sub. notes 8.00%, 1/31/24 (United Kingdom)		520,000	249,600
Viper Energy Partners LP 144A company guaranty sr. unsec. notes 5.375%, 11/1/27		965,000	980,730
WPX Energy, Inc. sr. unsec. notes 8.25%, 8/1/23		1,592,000	1,775,080
WPX Energy, Inc. sr. unsec. notes 5.75%, 6/1/26		1,288,000	1,277,954
WPX Energy, Inc. sr. unsec. notes 4.50%, 1/15/30		900,000	859,230
WPX Energy, Inc. sr. unsec. sub. notes 5.25%, 10/15/27		1,947,000	1,916,043

			103,356,064
Entertainment (1.4%)
AMC Entertainment Holdings, Inc. company guaranty sr. unsec. sub. notes 5.875%, 11/15/26		1,337,000	1,069,600
AMC Entertainment Holdings, Inc. company guaranty sr. unsec. sub. notes 5.75%, 6/15/25		4,300,000	3,515,250
Cinemark USA, Inc. company guaranty sr. unsec. sub. notes 4.875%, 6/1/23		1,834,000	1,822,574
Constellation Merger Sub, Inc. 144A sr. unsec. notes 8.50%, 9/15/25		3,465,000	2,979,900
Live Nation Entertainment, Inc. 144A company guaranty sr. unsec. notes 4.875%, 11/1/24		955,000	974,100
Live Nation Entertainment, Inc. 144A company guaranty sr. unsec. notes 4.75%, 10/15/27		670,000	673,350
Live Nation Entertainment, Inc. 144A company guaranty sr. unsec. sub. notes 5.625%, 3/15/26		2,030,000	2,085,825
Six Flags Entertainment Corp. 144A company guaranty sr. unsec. bonds 5.50%, 4/15/27		3,505,000	3,347,275
Six Flags Entertainment Corp. 144A company guaranty sr. unsec. unsub. notes 4.875%, 7/31/24		2,300,000	2,270,100

			18,737,974
Financials (9.1%)
AG Issuer, LLC 144A sr. notes 6.25%, 3/1/28		2,080,000	2,059,200
Alliant Holdings Intermediate, LLC/Alliant Holdings Co-Issuer 144A sr. unsec. notes 6.75%, 10/15/27		1,390,000	1,386,553
Ally Financial, Inc. company guaranty sr. unsec. notes 8.00%, 11/1/31		8,622,000	11,963,456
Ally Financial, Inc. sub. unsec. notes 5.75%, 11/20/25		2,865,000	3,218,312
American International Group, Inc. jr. unsec. sub. FRB 8.175%, 5/15/58		1,737,000	2,371,005
Bank of America Corp. jr. unsec. sub. FRN Ser. AA, 6.10%, perpetual maturity		1,010,000	1,117,313
Bank of America Corp. jr. unsec. sub. FRN Ser. Z, 6.50%, perpetual maturity		1,635,000	1,804,495
CIT Group, Inc. sr. unsec. sub. notes 5.00%, 8/1/23		3,505,000	3,759,113
CIT Group, Inc. sr. unsec. unsub. notes 5.25%, 3/7/25		3,007,000	3,300,183
CNO Financial Group, Inc. sr. unsec. notes 5.25%, 5/30/29		1,980,000	2,265,840
CNO Financial Group, Inc. sr. unsec. unsub. notes 5.25%, 5/30/25		2,405,000	2,723,267
Credit Acceptance Corp. company guaranty sr. unsec. notes 7.375%, 3/15/23		1,685,000	1,715,836
Credit Acceptance Corp. 144A company guaranty sr. unsec. notes 6.625%, 3/15/26		1,115,000	1,170,772
Credit Acceptance Corp. 144A sr. unsec. notes 5.125%, 12/31/24		1,110,000	1,143,300
Credit Suisse Group AG 144A jr. unsec. sub. FRB 5.10%, perpetual maturity (Switzerland)		915,000	910,425
Credit Suisse Group AG 144A jr. unsec. sub. FRN 6.25%, perpetual maturity (Switzerland)		2,400,000	2,592,000
Dresdner Funding Trust I 144A jr. unsec. sub. notes 8.151%, 6/30/31		1,812,000	2,511,280
ESH Hospitality, Inc. 144A company guaranty sr. unsec. notes 5.25%, 5/1/25(R)		1,905,000	1,916,106
Fairfax Financial Holdings, Ltd. sr. unsec. notes 4.85%, 4/17/28 (Canada)		1,407,000	1,587,940
Freedom Mortgage Corp. 144A sr. unsec. notes 8.25%, 4/15/25		2,043,000	1,935,130
Freedom Mortgage Corp. 144A sr. unsec. notes 8.125%, 11/15/24		1,631,000	1,569,838
GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec. notes 5.25%, 6/1/25		2,130,000	2,389,374
GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec. unsub. notes 5.375%, 4/15/26		1,221,000	1,378,240
goeasy, Ltd. 144A company guaranty sr. unsec. notes 5.375%, 12/1/24 (Canada)		2,210,000	2,276,300
HUB International, Ltd. 144A sr. unsec. notes 7.00%, 5/1/26		2,782,000	2,809,681
Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 6.75%, 2/1/24		2,045,000	2,116,575
Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 6.25%, 5/15/26		2,014,000	2,064,572
Icahn Enterprises LP/Icahn Enterprises Finance Corp. 144A company guaranty sr. unsec. notes 5.25%, 5/15/27		1,325,000	1,328,313
Icahn Enterprises LP/Icahn Enterprises Finance Corp. 144A company guaranty sr. unsec. notes 4.75%, 9/15/24		1,285,000	1,310,700
iStar, Inc. sr. unsec. notes 4.75%, 10/1/24(R)		3,007,000	3,069,455
iStar, Inc. sr. unsec. notes 4.25%, 8/1/25(R)		3,073,000	3,033,973
JPMorgan Chase & Co. jr. unsec. sub. FRN Ser. R, 6.00%, perpetual maturity		1,000,000	1,035,000
Ladder Capital Finance Holdings, LLLP/Ladder Capital Finance Corp. 144A sr. unsec. notes 4.25%, 2/1/27(R)		2,245,000	2,129,944
Lloyds Bank PLC jr. unsec. sub. FRN Ser. EMTN, 13.00%, perpetual maturity (United Kingdom)	GBP	1,030,000	2,376,930
Lloyds Banking Group PLC jr. unsec. sub. FRB 7.50%, perpetual maturity (United Kingdom)		$793,000	861,396
LPL Holdings, Inc. 144A company guaranty sr. unsec. notes 5.75%, 9/15/25		4,395,000	4,559,813
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc. company guaranty sr. unsec. notes 4.50%, 1/15/28(R)		1,100,000	1,127,500
Nationstar Mortgage Holdings, Inc. 144A company guaranty sr. unsec. notes 9.125%, 7/15/26		665,000	719,863
Nationstar Mortgage Holdings, Inc. 144A company guaranty sr. unsec. notes 8.125%, 7/15/23		2,060,000	2,137,250
Nationstar Mortgage Holdings, Inc. 144A company guaranty sr. unsec. notes 6.00%, 1/15/27		1,120,000	1,137,786
Provident Funding Associates LP/PFG Finance Corp. 144A sr. unsec. notes 6.375%, 6/15/25		3,860,000	3,860,000
Royal Bank of Scotland Group PLC jr. unsec. sub. FRB 7.648%, perpetual maturity (United Kingdom)		3,745,000	5,463,019
Royal Bank of Scotland Group PLC jr. unsec. sub. FRB 7.50%, perpetual maturity (United Kingdom)		1,800,000	1,816,884
Springleaf Finance Corp. company guaranty sr. unsec. sub. notes 7.125%, 3/15/26		1,090,000	1,209,900
Springleaf Finance Corp. company guaranty sr. unsec. sub. notes 6.625%, 1/15/28		1,185,000	1,300,538
Springleaf Finance Corp. company guaranty sr. unsec. unsub. notes 6.875%, 3/15/25		2,849,000	3,133,900
Springleaf Finance Corp. company guaranty sr. unsec. unsub. notes 5.375%, 11/15/29		2,295,000	2,343,884
Starwood Property Trust, Inc. sr. unsec. notes 4.75%, 3/15/25(R)		3,010,000	3,070,200
Stearns Holdings, LLC/Stearns Co-Issuer, Inc. 144A notes 5.00%, 11/5/24		65,388	43,483
Taylor Morrison Communities, Inc. 144A sr. unsec. notes 5.75%, 1/15/28		1,070,000	1,182,222
TMX Finance, LLC/TitleMax Finance Corp. 144A sr. notes 11.125%, 4/1/23		2,350,000	2,171,800
USIS Merger Sub, Inc. 144A sr. unsec. notes 6.875%, 5/1/25		3,092,000	3,077,715

			119,557,574
Forest products and packaging (2.1%)
Boise Cascade Co. 144A company guaranty sr. unsec. notes 5.625%, 9/1/24		4,711,000	4,864,108
BWAY Holding Co. 144A sr. notes 5.50%, 4/15/24		1,653,000	1,646,305
BWAY Holding Co. 144A sr. unsec. notes 7.25%, 4/15/25		4,195,000	4,065,752
Graphic Packaging International, LLC 144A sr. unsec. notes 3.50%, 3/15/28		1,075,000	1,060,896
Greif, Inc. 144A company guaranty sr. unsec. notes 6.50%, 3/1/27		3,595,000	3,866,782
Louisiana-Pacific Corp. company guaranty sr. unsec. unsub. notes 4.875%, 9/15/24		2,361,000	2,408,220
Mercer International, Inc. sr. unsec. notes 7.375%, 1/15/25 (Canada)		520,000	523,575
Mercer International, Inc. sr. unsec. notes 6.50%, 2/1/24 (Canada)		1,655,000	1,694,306
Mercer International, Inc. sr. unsec. notes 5.50%, 1/15/26 (Canada)		1,280,000	1,207,296
Smurfit Kappa Treasury Funding DAC company guaranty sr. unsec. unsub. notes 7.50%, 11/20/25 (Ireland)		4,693,000	5,872,116

			27,209,356
Gaming and lottery (2.2%)
Boyd Gaming Corp. company guaranty sr. unsec. notes 6.00%, 8/15/26		1,120,000	1,150,464
Boyd Gaming Corp. company guaranty sr. unsec. unsub. notes 6.375%, 4/1/26		1,095,000	1,141,538
Boyd Gaming Corp. 144A company guaranty sr. unsec. notes 4.75%, 12/1/27		1,105,000	1,091,331
CRC Escrow Issuer, LLC/CRC Finco, Inc. 144A company guaranty sr. unsec. notes 5.25%, 10/15/25		4,480,000	4,399,450
Eldorado Resorts, Inc. company guaranty sr. unsec. notes 6.00%, 9/15/26		400,000	430,808
Eldorado Resorts, Inc. company guaranty sr. unsec. unsub. notes 7.00%, 8/1/23		1,582,000	1,633,573
Penn National Gaming, Inc. 144A sr. unsec. notes 5.625%, 1/15/27		2,320,000	2,401,200
Scientific Games International, Inc. 144A company guaranty sr. unsec. notes 7.25%, 11/15/29		3,545,000	3,456,375
Scientific Games International, Inc. 144A company guaranty sr. unsec. notes 8.25%, 3/15/26		3,260,000	3,348,672
Scientific Games International, Inc. 144A sr. unsec. notes 7.00%, 5/15/28		1,030,000	996,216
Station Casinos, LLC 144A sr. unsec. notes 4.50%, 2/15/28		2,250,000	2,138,018
Wynn Las Vegas, LLC/Wynn Las Vegas Capital Corp. 144A company guaranty sr. unsec. sub. notes 5.25%, 5/15/27		4,217,000	4,090,490
Wynn Resorts Finance, LLC/Wynn Resorts Capital Corp. 144A sr. unsec. bonds 5.125%, 10/1/29		2,760,000	2,666,850

			28,944,985
Health care (8.0%)
Air Medical Merger Sub Corp. 144A sr. unsec. notes 6.375%, 5/15/23		1,065,000	1,027,725
ASP AMC Merger Sub, Inc. 144A sr. unsec. notes 8.00%, 5/15/25		3,120,000	2,035,800
Bausch Health Americas, Inc. 144A sr. unsec. notes 8.50%, 1/31/27		2,780,000	3,058,000
Bausch Health Cos., Inc. 144A company guaranty sr. notes 5.50%, 11/1/25		1,720,000	1,770,878
Bausch Health Cos., Inc. 144A company guaranty sr. unsec. bonds 5.25%, 1/30/30		890,000	881,100
Bausch Health Cos., Inc. 144A company guaranty sr. unsec. notes 7.25%, 5/30/29		2,090,000	2,299,000
Bausch Health Cos., Inc. 144A company guaranty sr. unsec. notes 7.00%, 1/15/28		1,045,000	1,118,255
Bausch Health Cos., Inc. 144A company guaranty sr. unsec. notes 6.125%, 4/15/25		5,525,000	5,633,843
Bausch Health Cos., Inc. 144A company guaranty sr. unsec. notes 5.00%, 1/30/28		890,000	879,988
Centene Corp. sr. unsec. unsub. notes 4.75%, 5/15/22		1,910,000	1,933,302
Centene Corp. 144A sr. unsec. bonds 4.625%, 12/15/29		4,840,000	5,178,800
Centene Corp. 144A sr. unsec. notes 5.375%, 8/15/26		870,000	913,500
Centene Corp. 144A sr. unsec. notes 5.25%, 4/1/25		1,615,000	1,659,413
Centene Escrow I Corp. 144A sr. unsec. notes 5.375%, 6/1/26		249,000	261,537
CHS/Community Health Systems, Inc. company guaranty sr. notes 6.25%, 3/31/23		8,009,000	7,948,933
CHS/Community Health Systems, Inc. 144A company guaranty sr. notes 8.00%, 3/15/26		1,115,000	1,151,461
CHS/Community Health Systems, Inc. 144A company guaranty sub. notes 8.125%, 6/30/24		2,110,000	1,930,650
CHS/Community Health Systems, Inc. 144A sr. notes 6.625%, 2/15/25		3,075,000	3,136,500
Elanco Animal Health, Inc. sr. unsec. notes Ser. WI, 5.65%, 8/28/28		3,850,000	4,412,616
Endo DAC/Endo Finance, LLC/Endo Finco, Inc. 144A company guaranty sr. unsec. notes 6.00%, 2/1/25 (Ireland)		875,000	673,750
Endo DAC/Endo Finance, LLC/Endo Finco, Inc. 144A company guaranty sr. unsec. unsub. notes 6.00%, 7/15/23 (Ireland)		1,101,000	878,048
Envision Healthcare Corp. 144A company guaranty sr. unsec. notes 8.75%, 10/15/26		1,570,000	831,009
HCA, Inc. company guaranty sr. bonds 5.25%, 6/15/26		2,970,000	3,395,771
HCA, Inc. company guaranty sr. unsec. notes 5.375%, 9/1/26		4,655,000	5,158,671
HCA, Inc. company guaranty sr. unsec. notes 3.50%, 9/1/30		1,115,000	1,092,276
HCA, Inc. company guaranty sr. unsec. unsub. notes 7.50%, 2/15/22		1,115,000	1,232,075
HCA, Inc. company guaranty sr. unsec. unsub. notes 5.875%, 5/1/23		1,840,000	2,010,200
Hologic, Inc. 144A company guaranty sr. unsec. notes 4.375%, 10/15/25		1,215,000	1,237,417
Mallinckrodt International Finance SA/Mallinckrodt CB, LLC 144A company guaranty sub. notes 10.00%, 4/15/25 (Luxembourg)		1,366,000	1,106,460
Molina Healthcare, Inc. company guaranty sr. unsec. notes 5.375%, 11/15/22		2,395,000	2,492,524
Molina Healthcare, Inc. 144A company guaranty sr. unsec. notes 4.875%, 6/15/25		670,000	680,050
Ortho-Clinical Diagnostics, Inc./Ortho-Clinical Diagnostics SA 144A sr. unsec. notes 7.25%, 2/1/28		1,050,000	1,031,625
Service Corp. International sr. unsec. bonds 5.125%, 6/1/29		3,210,000	3,470,813
Service Corp. International sr. unsec. notes 4.625%, 12/15/27		905,000	947,988
Service Corp. International sr. unsec. unsub. notes 5.375%, 5/15/24		4,080,000	4,156,500
Tenet Healthcare Corp. company guaranty sr. notes 4.625%, 7/15/24		1,395,000	1,395,028
Tenet Healthcare Corp. sr. unsec. notes 8.125%, 4/1/22		5,428,000	5,880,967
Tenet Healthcare Corp. 144A company guaranty notes 6.25%, 2/1/27		1,110,000	1,162,725
Tenet Healthcare Corp. 144A company guaranty sr. notes 5.125%, 11/1/27		4,410,000	4,580,888
Tenet Healthcare Corp. 144A company guaranty sr. notes 4.875%, 1/1/26		5,985,000	6,097,219
Teva Pharmaceutical Finance Netherlands III BV company guaranty sr. unsec. notes 6.75%, 3/1/28 (Israel)		3,275,000	3,475,594
Teva Pharmaceutical Finance Netherlands III BV company guaranty sr. unsec. notes 6.00%, 4/15/24 (Israel)		2,970,000	3,014,550
Teva Pharmaceutical Finance Netherlands III BV 144A company guaranty sr. unsec. notes 7.125%, 1/31/25 (Israel)		955,000	1,004,660

			104,238,109
Homebuilding (2.3%)
Brookfield Residential Properties, Inc./Brookfield Residential US Corp. 144A company guaranty sr. unsec. notes 6.25%, 9/15/27 (Canada)		2,315,000	2,378,663
Brookfield Residential Properties, Inc./Brookfield Residential US Corp. 144A company guaranty sr. unsec. notes 4.875%, 2/15/30 (Canada)		670,000	663,233
Howard Hughes Corp. (The) 144A sr. unsec. notes 5.375%, 3/15/25		3,336,000	3,376,699
Lennar Corp. company guaranty sr. unsec. sub. notes 5.875%, 11/15/24		1,569,000	1,712,877
Mattamy Group Corp. 144A sr. unsec. notes 6.50%, 10/1/25 (Canada)		1,082,000	1,153,683
Mattamy Group Corp. 144A sr. unsec. notes 5.25%, 12/15/27 (Canada)		3,310,000	3,450,675
Mattamy Group Corp. 144A sr. unsec. notes 4.625%, 3/1/30 (Canada)		2,710,000	2,629,161
PulteGroup, Inc. company guaranty sr. unsec. unsub. notes 7.875%, 6/15/32		4,768,000	6,436,800
Realogy Group, LLC/Realogy Co-Issuer Corp. 144A company guaranty sr. unsec. notes 9.375%, 4/1/27		665,000	681,625
TRI Pointe Group, Inc./TRI Pointe Homes, Inc. company guaranty sr. unsec. unsub. notes 5.875%, 6/15/24		2,941,000	3,187,309
Weekley Homes, LLC/Weekley Finance Corp. sr. unsec. notes 6.00%, 2/1/23		3,826,000	3,826,000

			29,496,725
Lodging/Tourism (0.8%)
Hilton Domestic Operating Co., Inc. company guaranty sr. unsec. bonds 4.875%, 1/15/30 (acquired 6/10/19, cost $1,317,864)(RES)		1,290,000	1,336,763
Hilton Worldwide Finance, LLC/Hilton Worldwide Finance Corp. company guaranty sr. unsec. notes 4.875%, 4/1/27		3,680,000	3,762,800
SugarHouse HSP Gaming Prop. Mezz LP/SugarHouse HSP Gaming Finance Corp. 144A company guaranty sr. unsub. notes 5.875%, 5/15/25		2,680,000	2,626,400
Wyndham Hotels & Resorts, Inc. 144A company guaranty sr. unsec. notes 5.375%, 4/15/26		2,060,000	2,134,675

			9,860,638
Media (1.2%)
Lions Gate Capital Holdings, LLC 144A company guaranty sr. unsec. notes 5.875%, 11/1/24		2,549,000	2,465,393
Lions Gate Capital Holdings, LLC 144A sr. unsec. notes 6.375%, 2/1/24		2,220,000	2,175,600
Nielsen Co. Luxembourg SARL (The) 144A company guaranty sr. unsec. notes 5.00%, 2/1/25 (Luxembourg)		3,344,000	3,302,200
Nielsen Finance, LLC/Nielsen Finance Co. 144A company guaranty sr. unsec. sub. notes 5.00%, 4/15/22		4,226,000	4,212,223
WMG Acquisition Corp. 144A company guaranty sr. notes 5.00%, 8/1/23		2,566,000	2,610,905
WMG Acquisition Corp. 144A company guaranty sr. unsec. notes 5.50%, 4/15/26		775,000	809,875

			15,576,196
Metals (2.8%)
Allegheny Technologies, Inc. sr. unsec. sub. notes 5.875%, 12/1/27		220,000	220,550
Allegheny Technologies, Inc. sr. unsec. unsub. notes 7.875%, 8/15/23		2,482,000	2,632,657
ArcelorMittal SA sr. unsec. unsub. notes 7.00%, 10/15/39 (France)		2,810,000	3,546,348
Big River Steel, LLC/BRS Finance Corp. 144A company guaranty sr. notes 7.25%, 9/1/25		4,775,000	4,822,750
Constellium NV 144A company guaranty sr. unsec. notes 5.875%, 2/15/26 (France)		925,000	940,031
Constellium NV 144A company guaranty sr. unsec. notes 5.75%, 5/15/24 (France)		1,104,000	1,121,940
Constellium NV 144A sr. unsec. notes 6.625%, 3/1/25 (France)		1,685,000	1,727,125
First Quantum Minerals, Ltd. 144A company guaranty sr. unsec. notes 7.50%, 4/1/25 (Canada)		1,935,000	1,838,250
First Quantum Minerals, Ltd. 144A company guaranty sr. unsec. notes 6.875%, 3/1/26 (Canada)		2,245,000	2,101,994
Freeport-McMoRan, Inc. company guaranty sr. unsec. unsub. notes 5.45%, 3/15/43 (Indonesia)		1,111,000	1,077,670
HudBay Minerals, Inc. 144A company guaranty sr. unsec. notes 7.625%, 1/15/25 (Canada)		2,610,000	2,521,913
Joseph T Ryerson & Son, Inc. 144A sr. notes 11.00%, 5/15/22		1,283,000	1,331,130
New Gold, Inc. 144A company guaranty sr. unsec. unsub. notes 6.25%, 11/15/22 (Canada)		907,000	909,268
Novelis Corp. 144A company guaranty sr. unsec. bonds 5.875%, 9/30/26		4,688,000	4,842,024
Novelis Corp. 144A company guaranty sr. unsec. notes 4.75%, 1/30/30		1,575,000	1,553,344
Steel Dynamics, Inc. company guaranty sr. unsec. unsub. notes 5.50%, 10/1/24		1,520,000	1,564,080
TMS International Corp. 144A sr. unsec. notes 7.25%, 8/15/25		3,235,000	3,016,638
Zekelman Industries, Inc. 144A company guaranty sr. notes 9.875%, 6/15/23		1,181,000	1,237,983

			37,005,695
Publishing (0.2%)
Meredith Corp. company guaranty sr. unsec. notes 6.875%, 2/1/26		3,160,000	3,168,532

			3,168,532
Regional Bells (0.3%)
Frontier Communications Corp. sr. unsec. notes 10.50%, 9/15/22		4,065,000	1,844,494
Frontier Communications Corp. 144A company guaranty notes 8.50%, 4/1/26		2,319,000	2,347,988

			4,192,482
Retail (1.3%)
eG Global Finance PLC 144A company guaranty sr. notes 6.75%, 2/7/25 (United Kingdom)		3,195,000	3,123,113
L Brands, Inc. company guaranty sr. unsec. bonds 6.75%, perpetual maturity		1,186,000	1,200,825
L Brands, Inc. company guaranty sr. unsec. notes 7.50%, perpetual maturity		2,080,000	2,210,000
Penske Automotive Group, Inc. company guaranty sr. unsec. sub. notes 5.75%, 10/1/22		2,935,000	2,964,350
Penske Automotive Group, Inc. company guaranty sr. unsec. sub. notes 5.50%, 5/15/26		1,955,000	1,998,988
Penske Automotive Group, Inc. company guaranty sr. unsec. sub. notes 5.375%, 12/1/24		2,570,000	2,631,038
Wolverine World Wide, Inc. 144A company guaranty sr. unsec. bonds 5.00%, 9/1/26		2,474,000	2,555,444

			16,683,758
Technology (4.1%)
Banff Merger Sub, Inc. 144A sr. unsec. notes 9.75%, 9/1/26		5,267,000	5,293,072
CommScope Finance, LLC 144A sr. notes 6.00%, 3/1/26		1,020,000	1,046,959
CommScope Finance, LLC 144A sr. notes 5.50%, 3/1/24		675,000	686,880
CommScope, Inc. 144A company guaranty sr. unsec. notes 8.25%, 3/1/27		1,244,000	1,250,220
Diamond 1 Finance Corp./Diamond 2 Finance Corp. 144A company guaranty sr. notes 6.02%, 6/15/26		7,435,000	8,713,977
Diamond 1 Finance Corp./Diamond 2 Finance Corp. 144A company guaranty sr. unsec. notes 7.125%, 6/15/24		2,663,000	2,786,164
Dun & Bradstreet Corp. (The) 144A sr. notes 6.875%, 8/15/26		1,105,000	1,179,864
Inception Merger Sub, Inc./Rackspace Hosting, Inc. 144A sr. unsec. notes 8.625%, 11/15/24		1,036,000	991,970
Infor US, Inc. company guaranty sr. unsec. notes 6.50%, 5/15/22		2,525,000	2,528,636
MSCI, Inc. 144A company guaranty sr. unsec. notes 3.625%, 9/1/30		1,375,000	1,376,719
Plantronics, Inc. 144A company guaranty sr. unsec. notes 5.50%, 5/31/23		5,441,000	4,951,419
Qorvo, Inc. company guaranty sr. unsec. unsub. notes 5.50%, 7/15/26		1,785,000	1,843,905
Solera, LLC / Solera Finance, Inc. 144A sr. unsec. notes 10.50%, 3/1/24		2,698,000	2,852,461
SS&C Technologies, Inc. 144A company guaranty sr. unsec. notes 5.50%, 9/30/27		4,631,000	4,874,128
Tempo Acquisition, LLC/Tempo Acquisition Finance Corp. 144A sr. unsec. notes 6.75%, 6/1/25		7,678,000	7,642,067
TTM Technologies, Inc. 144A company guaranty sr. unsec. notes 5.625%, 10/1/25		4,349,000	4,435,980
Western Digital Corp. company guaranty sr. unsec. notes 4.75%, 2/15/26		1,696,000	1,751,120

			54,205,541
Telecommunications (4.9%)
Altice Financing SA 144A company guaranty sr. notes 5.00%, 1/15/28 (Luxembourg)		1,515,000	1,469,399
Altice Finco SA 144A company guaranty sr. unsec. unsub. notes 7.625%, 2/15/25 (Luxembourg)		1,755,000	1,827,394
Altice France SA 144A company guaranty sr. notes 5.50%, 1/15/28 (France)		1,625,000	1,625,000
CommScope Technologies, LLC 144A company guaranty sr. unsec. notes 6.00%, 6/15/25		1,839,000	1,724,063
Equinix, Inc. sr. unsec. notes 5.375%, 5/15/27(R)		2,497,000	2,688,770
Equinix, Inc. sr. unsec. sub. notes 3.20%, 11/18/29(R)		1,126,000	1,178,512
Front Range BidCo., Inc. 144A sr. notes 4.00%, 3/1/27(FWC)		450,000	440,438
Front Range BidCo., Inc. 144A sr. unsec. notes 6.125%, 3/1/28(FWC)		1,060,000	1,046,962
Intelsat Jackson Holdings SA 144A company guaranty sr. unsec. notes 8.50%, 10/15/24 (Bermuda)		1,000,000	863,330
Intelsat Jackson Holdings SA 144A sr. unsec. notes 9.75%, 7/15/25 (Bermuda)		5,526,000	4,862,880
Level 3 Financing, Inc. company guaranty sr. unsec. unsub. notes 5.625%, 2/1/23		1,316,000	1,320,935
Level 3 Financing, Inc. company guaranty sr. unsec. unsub. notes 5.25%, 3/15/26		4,814,000	4,970,455
Level 3 Financing, Inc. 144A company guaranty sr. unsec. notes 4.625%, 9/15/27		2,395,000	2,442,900
SFR Group SA 144A company guaranty sr. notes 7.375%, 5/1/26 (France)		4,900,000	5,138,630
Sprint Capital Corp. company guaranty sr. unsec. unsub. notes 6.875%, 11/15/28		5,173,000	6,162,595
Sprint Corp. company guaranty sr. unsec. notes 7.625%, 3/1/26		2,475,000	2,919,782
Sprint Corp. company guaranty sr. unsec. sub. notes 7.875%, 9/15/23		8,570,000	9,791,225
Sprint Corp. company guaranty sr. unsec. sub. notes 7.25%, 9/15/21		3,755,000	3,985,369
Sprint Corp. 144A company guaranty sr. unsec. notes 7.25%, 2/1/28		2,700,000	2,706,480
Ypso Finance Bis SA 144A company guaranty sr. sub. notes 10.50%, 5/15/27 (Luxembourg)		3,090,000	3,545,775
Ypso Finance Bis SA 144A company guaranty sr. unsec. notes 6.00%, 2/15/28 (Luxembourg)		3,720,000	3,571,200

			64,282,094
Telephone (0.9%)
T-Mobile USA, Inc. company guaranty sr. unsec. notes 6.375%, 3/1/25		3,590,000	3,687,217
T-Mobile USA, Inc. company guaranty sr. unsec. notes 5.375%, 4/15/27		1,571,000	1,665,260
T-Mobile USA, Inc. company guaranty sr. unsec. notes 5.125%, 4/15/25		880,000	904,200
T-Mobile USA, Inc. company guaranty sr. unsec. unsub. bonds 4.75%, 2/1/28		3,870,000	4,029,638
T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes 4.50%, 2/1/26		1,145,000	1,160,400

			11,446,715
Textiles (0.3%)
Hanesbrands, Inc. 144A company guaranty sr. unsec. unsub. notes 4.875%, 5/15/26		1,155,000	1,209,863
Hanesbrands, Inc. 144A company guaranty sr. unsec. unsub. notes 4.625%, 5/15/24		2,165,000	2,262,425

			3,472,288
Toys (0.3%)
Mattel, Inc. 144A company guaranty sr. unsec. notes 5.875%, 12/15/27		3,310,000	3,458,950

			3,458,950
Transportation (0.2%)
Watco Cos., LLC/Watco Finance Corp. 144A company guaranty sr. unsec. notes 6.375%, 4/1/23		3,185,000	3,208,888

			3,208,888
Utilities and power (3.5%)
AES Corp./Virginia (The) sr. unsec. unsub. notes 5.50%, 4/15/25		5,201,000	5,311,521
AES Corp./Virginia (The) sr. unsec. unsub. notes 5.125%, 9/1/27		1,510,000	1,568,588
AES Corp./Virginia (The) sr. unsec. unsub. notes 4.875%, 5/15/23		1,384,000	1,371,890
AES Corp./Virginia (The) sr. unsec. unsub. notes 4.50%, 3/15/23		1,180,000	1,174,124
Buckeye Partners LP sr. unsec. bonds 5.85%, 11/15/43		1,088,000	1,000,960
Buckeye Partners LP sr. unsec. notes 3.95%, 12/1/26		922,000	875,900
Buckeye Partners LP 144A sr. unsec. notes 4.50%, 3/1/28		890,000	863,861
Buckeye Partners LP 144A sr. unsec. notes 4.125%, 3/1/25		555,000	553,613
Calpine Corp. 144A company guaranty sr. notes 5.25%, 6/1/26		1,824,000	1,808,277
Calpine Corp. 144A company guaranty sr. notes 4.50%, 2/15/28		3,345,000	3,208,524
Colorado Interstate Gas Co., LLC company guaranty sr. unsec. notes 6.85%, 6/15/37		4,677,000	5,745,115
NRG Energy, Inc. company guaranty sr. unsec. notes 7.25%, 5/15/26		1,840,000	1,952,700
NRG Energy, Inc. company guaranty sr. unsec. notes 6.625%, 1/15/27		585,000	609,933
NRG Energy, Inc. company guaranty sr. unsec. notes 5.75%, 1/15/28		2,392,000	2,484,810
NRG Energy, Inc. 144A company guaranty sr. bonds 4.45%, 6/15/29		1,500,000	1,619,415
NRG Energy, Inc. 144A company guaranty sr. notes 3.75%, 6/15/24		3,374,000	3,536,925
NRG Energy, Inc. 144A sr. unsec. bonds 5.25%, 6/15/29		2,329,000	2,420,739
Texas Competitive Electric Holdings Co., LLC/TCEH Finance, Inc. escrow company guaranty sr. notes 11.50%, 10/1/20(F)		1,345,000	2,018
Vistra Energy Corp. 144A company guaranty sr. unsec. notes 8.125%, 1/30/26		1,573,000	1,667,380
Vistra Operations Co., LLC 144A company guaranty sr. unsec. notes 5.00%, 7/31/27		1,430,000	1,444,300
Vistra Operations Co., LLC 144A sr. bonds 4.30%, 7/15/29		975,000	1,005,114
Vistra Operations Co., LLC 144A sr. notes 3.55%, 7/15/24		570,000	588,113
Vistra Operations Co., LLC 144A sr. unsec. notes 5.625%, 2/15/27		1,330,000	1,363,250
Vistra Operations Co., LLC 144A sr. unsec. notes 5.50%, 9/1/26		3,590,000	3,631,662

			45,808,732

Total corporate bonds and notes (cost $1,153,105,664)			$1,163,362,864

SENIOR LOANS (5.9%)(a)(c)
	Principal amount	Value
Basic materials (0.6%)
Alpha 3 BV bank term loan FRN Ser. B1, (BBA LIBOR USD 3 Month + 3.00%), 4.945%, 1/31/24	$645,151	$620,421
Diamond BC BV bank term loan FRN (BBA LIBOR USD 3 Month + 3.00%), 4.777%, 9/6/24	904,839	865,253
Pisces Midco, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.75%), 5.408%, 4/12/25	1,296,709	1,254,566
Solenis International LP bank term loan FRN (BBA LIBOR USD 3 Month + 4.00%), 5.613%, 6/26/25	1,326,633	1,298,995
Solenis International, LLC bank term loan FRN (BBA LIBOR USD 3 Month + 8.50%), 10.831%, 6/26/26	1,537,364	1,452,809
Solenis International, LLC bank term loan FRN (1 Month US LIBOR + 4.00%), 5.655%, 6/26/25	1,515,000	1,473,338
Starfruit US Holdco, LLC bank term loan FRN Ser. B, (1 Month US LIBOR + 3.00%), 4.629%, 10/1/25	668,273	654,907

		7,620,289
Capital goods (1.0%)
BWAY Corp. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.25%), 5.084%, 4/3/24	2,171,862	2,070,508
Panther BF Aggregator 2 LP bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.50%), 5.103%, 4/30/26	1,596,000	1,570,065
Titan Acquisition, Ltd. (United Kingdom) bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.00%), 4.603%, 3/28/25	2,496,460	2,367,268
Vertiv Group Corp. bank term loan FRN Ser. B, (1 Month US LIBOR + 3.00%), 4.655%, 3/2/27	5,902,000	5,866,954
Vertiv Intermediate Holding II Corp. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.00%), 7.75%, 11/15/23	1,299,108	1,293,154

		13,167,949
Communication services (0.5%)
Asurion, LLC bank term loan FRN (BBA LIBOR USD 3 Month + 6.50%), 8.103%, 8/4/25	2,550,000	2,543,625
Front Range BidCo, Inc. bank term loan FRN (1 Month US LIBOR + 3.00%), 4.668%, 2/21/27	1,270,000	1,239,308
WideOpenWest Finance, LLC bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.25%), 4.889%, 8/19/23	3,180,320	3,069,009

		6,851,942
Consumer cyclicals (2.5%)
Clear Channel Outdoor Holdings, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.50%), 5.103%, 8/21/26	3,211,950	3,163,771
CPG International, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 3.75%), 5.933%, 5/5/24	2,809,700	2,781,603
Garda World Security Corp. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 4.75%), 6.69%, 10/23/26	2,057,761	2,039,755
iHeartCommunications, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.00%), 4.66%, 4/29/26	985,000	973,919
Jo-Ann Stores, LLC bank term loan FRN (BBA LIBOR USD 3 Month + 9.25%), 10.879%, 5/21/24	2,770,730	1,073,658
Jo-Ann Stores, LLC bank term loan FRN (BBA LIBOR USD 3 Month + 5.00%), 6.629%, 10/16/23	1,363,404	976,538
Navistar, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.50%), 5.16%, 11/6/24	5,891,156	5,817,517
PetSmart, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 4.00%), 5.66%, 3/11/22	3,607,024	3,559,682
Refinitiv US Holdings, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.25%), 4.853%, 10/1/25	3,749,360	3,737,643
Robertshaw Holdings Corp. bank term loan FRN (BBA LIBOR USD 3 Month + 8.00%), 9.625%, 2/28/26	1,915,000	1,522,425
Robertshaw Holdings Corp. bank term loan FRN (BBA LIBOR USD 3 Month + 3.25%), 4.875%, 2/28/25	1,910,331	1,709,747
Talbots, Inc. (The) bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 7.00%), 8.603%, 11/28/22	2,246,897	2,201,959
Terrier Media Buyer, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 4.25%), 5.99%, 12/17/26	1,935,000	1,915,650
Travelport Finance Luxembourg Sarl bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 5.00%), 6.945%, 5/30/26	1,371,563	1,049,245

		32,523,112
Consumer staples (0.7%)
Brand Industrial Services, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 4.25%), 6.088%, 6/21/24	4,311,454	4,210,855
CEC Entertainment, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 6.50%), 8.103%, 8/30/26	3,496,238	3,314,870
Revlon Consumer Products Corp. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.50%), 5.113%, 9/7/23	1,727,362	1,187,561

		8,713,286
Energy (0.2%)
California Resources Corp. bank term loan FRN (BBA LIBOR USD 3 Month + 4.75%), 6.363%, 12/31/22	1,145,000	1,002,829
FTS International, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 4.75%), 6.353%, 4/16/21	689,564	620,607
Lower Cadence Holdings, LLC bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 4.00%), 5.603%, 5/22/26	1,868,610	1,730,800

		3,354,236
Financials (0.1%)
HUB International, Ltd. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 4.00%), 5.927%, 4/25/25	1,300,000	1,300,000

		1,300,000
Technology (0.3%)
Kronos, Inc./MA bank term loan FRN (BBA LIBOR USD 3 Month + 8.25%), 10.013%, 11/1/24	2,297,000	2,297,000
Rackspace Hosting, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 3.00%), 4.763%, 11/3/23	598,523	562,612
Star Merger Sub, Inc. bank term loan FRN Ser. B, (1 Month US LIBOR + 4.00%), 5.658%, 2/8/26	1,065,000	1,061,672

		3,921,284

Total senior loans (cost $81,722,378)		$77,452,098

CONVERTIBLE BONDS AND NOTES (0.8%)(a)
	Principal amount	Value
CHC Group, LLC/CHC Finance Ltd. cv. notes Ser. AI, zero %, 10/1/20 (acquired 2/2/17, cost $566,310) (Cayman Islands)(RES)	$809,256	$161,851
DISH Network Corp. cv. sr. unsec. notes 3.375%, 8/15/26	2,058,000	1,987,015
JPMorgan Chase Financial Co., LLC cv. company guaranty sr. unsec. notes 0.25%, 5/1/23	1,880,000	1,927,000
Microchip Technology, Inc. cv. sr. unsec. sub. notes 1.625%, 2/15/27	2,540,000	3,274,269
Oasis Petroleum, Inc. cv. sr. unsec. notes 2.625%, 9/15/23	708,000	481,163
ON Semiconductor Corp. cv. company guaranty sr. unsec. unsub. notes 1.625%, 10/15/23	855,000	1,019,585
Splunk, Inc. cv. sr. unsec. notes 1.125%, 9/15/25	1,640,000	2,001,177

Total convertible bonds and notes (cost $11,466,016)		$10,852,060

CONVERTIBLE PREFERRED STOCKS (0.8%)(a)
	Shares	Value
Broadcom, Inc. 8.00% cv. pfd.	1,730	$1,789,080
Crown Castle International Corp. Ser. A, 6.875% cv. pfd.	2,296	2,925,801
Danaher Corp. 4.75% cv. pfd.	1,715	1,888,215
EPR Properties Ser. C, $1.438 cv. pfd.(R)	58,913	1,673,129
Nine Point Energy 6.75% cv. pfd.(F)	552	110,400
Stanley Black & Decker, Inc. $5.25 cv. pfd.	18,630	1,744,327

Total convertible preferred stocks (cost $10,298,686)		$10,130,952

COMMON STOCKS (0.7%)(a)
	Shares	Value
Advanz Pharma Corp., Ltd. (Canada)(NON)	15,824	$70,575
Ally Financial, Inc.	88,915	2,229,099
CHC Group, LLC (acquired 3/23/17, cost $156,339) (Cayman Islands)(RES)(NON)	10,782	2,696
CIT Group, Inc.	45,833	1,820,028
Clear Channel Outdoor Holdings, Inc.(NON)	169,916	351,726
iHeartMedia, Inc. Class A(NON)	68,669	1,037,589
Live Nation Entertainment, Inc.(NON)	17,645	1,072,287
MWO Holdings, LLC (Units)(F)	918	31,056
Nine Point Energy(F)	40,508	81,016
T-Mobile US, Inc.(NON)	25,645	2,312,153
Tervita Corp. (Canada)(NON)	2,845	14,731
Texas Competitive Electric Holdings Co., LLC/TCEH Finance, Inc. (Rights)	104,590	115,049
Tribune Media Co. Class 1C	297,958	163,877

Total common stocks (cost $14,375,493)		$9,301,882

WARRANTS (0.0%)(a)(NON)
	Expiration date	Strike Price	Warrants	Value
iHeartMedia, Inc. Class A	5/1/39	$16.75	3,590	$50,260
Stearns Holdings, LLC	11/5/39	0.01	182,885	182,885

Total warrants (cost $262,861)				$233,145

SHORT-TERM INVESTMENTS (5.2%)(a)
		Principal amount/ shares	Value
Putnam Short Term Investment Fund 1.74%(AFF)	Shares	67,507,109	$67,507,109
U.S. Treasury Bills 1.565%, 6/11/20		$105,000	104,639
U.S. Treasury Bills 1.564%, 5/7/20		20,000	19,952

Total short-term investments (cost $67,631,598)			$67,631,700
TOTAL INVESTMENTS

Total investments (cost $1,338,862,696)			$1,338,964,701

	FORWARD CURRENCY CONTRACTS at 2/29/20 (aggregate face value $4,734,367) (Unaudited)
	Counterparty	Currency	Contract type*	Delivery date	Value	Aggregate face value	Unrealized appreciation/ (depreciation)
	Bank of America N.A.
		Euro	Sell	3/18/20	$922,780	$931,657	$8,877
	Goldman Sachs International
		British Pound	Sell	3/18/20	2,502,548	2,533,013	30,465
	State Street Bank and Trust Co.
		Canadian Dollar	Buy	4/15/20	1,227,507	1,269,697	(42,190)

	Unrealized appreciation						39,342

	Unrealized (depreciation)						(42,190)

	Total						$(2,848)
*	The exchange currency for all contracts listed is the United States Dollar.

Key to holding's currency abbreviations
EUR	Euro
GBP	British Pound
Key to holding's abbreviations
DAC	Designated Activity Company
EMTN	Euro Medium Term Notes
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
FRN	Floating Rate Notes: the rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
REGS	Securities sold under Regulation S may not be offered, sold or delivered within the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from December 1, 2019 through February 29, 2020 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $1,309,025,118.
(NON)	This security is non-income-producing.
(PIK)	Income may be received in cash or additional securities at the discretion of the issuer. The rate shown in parenthesis is the rate paid in kind, if applicable.
(RES)	This security is restricted with regard to public resale. The total fair value of this security and any other restricted securities (excluding 144A securities), if any, held at the close of the reporting period was $1,501,310, or 0.1% of net assets.
(AFF)	Affiliated company. For investments in Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 11/30/19	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 2/29/20
Short-term investments
	Putnam Short Term Investment Fund*	$109,993,501	$89,748,640	$132,235,032	$426,925	$67,507,109

	Total Short-term investments	$109,993,501	$89,748,640	$132,235,032	$426,925	$67,507,109
* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(FWC)	Forward commitment, in part or in entirety.
(c)	Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities.
Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.
(F)	This security is valued by Putnam Management at fair value following procedures approved by the Trustees. Securities are classified as Level 3 for ASC 820 based on the securities' valuation inputs.
At the close of the reporting period, the fund maintained liquid assets totaling $42,279 to cover certain derivative contracts.
Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.
Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used for hedging currency exposures.
The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund's portfolio.
Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
At the close of the reporting period, the fund had a net liability position of $42,190 on open derivative contracts subject to the Master Agreements. There was no collateral posted by the fund at period end for these agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Capital goods	$14,731	$—	$—
Communication services	2,312,153	—	—
Consumer cyclicals	2,461,602	163,877	—
Energy	—	2,696	112,072
Financials	4,049,127	—	—
Health care	70,575	—	—
Utilities and power	—	115,049	—

Total common stocks	8,908,188	281,622	112,072
Convertible bonds and notes	—	10,852,060	—
Convertible preferred stocks	3,533,407	6,487,145	110,400
Corporate bonds and notes	—	1,163,360,204	2,660
Senior loans	—	77,452,098	—
Warrants	50,260	—	182,885
Short-term investments	67,507,109	124,591	—

Totals by level	$79,998,964	$1,258,557,720	$408,017
	Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3
Forward currency contracts	$—	$(2,848)	$—

Totals by level	$—	$(2,848)	$—
* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.
The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Forward currency contracts (contract amount)	$4,700,000

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com